Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property and equipment, net	$ 2,920	$ 3,322
Tax receivables, non-current	418	0
Leasehold deposits, non-current	184	185
Total non-current assets	3,522	3,507
Current assets
Prepayments and other receivables	1,020	801
Tax receivables, current	838	866
Cash and cash equivalents	14,000	23,234
Total current assets	15,858	24,901
TOTAL ASSETS	19,380	28,408
EQUITY AND LIABILITIES
Share capital	15,791	15,791
Other reserves	127,343	127,492
Accumulated deficit	(133,603)	(126,244)
Total equity	9,531	17,039
Non-current liabilities
Lease liabilities, non-current	1,442	1,607
Total Borrowings, non-current portion	5,121	5,347
Provisions	153	158
Total non-current liabilities	6,716	7,112
Current liabilities
Lease liabilities, current	352	360
Derivative liability	146	287
Borrowings, current	190	190
Trade payables	1,592	2,186
Other payables	853	1,234
Total current liabilities	3,133	4,257
Total liabilities	9,849	11,369
TOTAL EQUITY AND LIABILITIES	$ 19,380	$ 28,408